Capital Management and Solvency - Schedule of Total Distributable Items (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Distributable items
Equity attributable to shareholders - based on IFRS as adopted by the EU	€ 20,573	€ 20,913
Not distributable items:
Share capital	(322)	(319)
Statutory reserves	(6,502)	(8,598)
At December 31	13,749	11,996
In accordance with IFR5-EU [member]
Distributable items
Equity attributable to shareholders - based on IFRS as adopted by the EU	€ 20,573	€ 20,913